RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Aggregate principal amount	$ 2,030,065	$ 2,171,751
Interest expense	126,266	133,594	$ 129,567
Lawrence Yau Lung Ho and his controlled entity [Member] | SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Interest expense	1,500	2,508	3,300
Lawrence Yau Lung Ho's controlled entity [Member] | SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	30,000	30,000
Independent Director [Member] | SCC Senior Secured Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount	600	600
Interest expense	$ 44	44	$ 30
Mr Ho [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Consideration paid for repurchase of senior notes		30,000
Debt Instrument, Repurchased Face Amount		$ 30,000